Parent Investment, Net (Predecessor) (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
United Maritime Predecessor [Member]
Parent Investment, Net [Abstract]
Parent investment, net	$ 8,998,552	$ 7,868,678